Prepayments and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets ¥ in Thousands		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Receivables from third party payment platforms	[1]	¥ 94,138		¥ 22,533
Prepayments for promotion fees		67,163		65,832
Receivable from an issuer of matured structured notes (Note 11)		58,213	$ 58,213
Prepaid other service fees	[2]	21,122		25,281
Prepaid input value-added tax	[3]	12,358		360
Receivables from financial institutions security account	[4]	11,972
Deposits		5,101		3,500
Prepayments for products procurement	[5]	974		13,543
Others		4,508		5,632
Total		¥ 275,549	$ 37,917,000	¥ 136,681

[1]	Receivables from third party payment platforms consist of cash that has been received from course participants but held by the third-party payment platforms. The Group subsequently collected the full balance from the third-party payment platforms.
[2]	Prepaid other service fees consist of prepayment of cloud server hosting fees and others.
[3]	Prepaid input value-added tax consists of VAT input that is expected to offset with VAT output tax or to be transferred out in the future.
[4]	Receivables from financial institutions security account consists of deposit in financial institutions security account for share repurchase purpose.
[5]	Prepayments for products procurement represent prepayments made to third-party suppliers for the procurement of products for the Group’s consumer business.